NOTE 2- Significant accounting policies: aa. Earnings (Loss) per share (Policies)	12 Months Ended
Dec. 31, 2024
Policies
aa. Earnings (Loss) per share:

aa.Earnings (Loss) per share:

Basic and dilutive earnings or loss per share are calculated as net profit or loss attributed to the Company, divided by the weighted average number of outstanding common shares, during the period.